Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies.
Commitments and Contingencies

13. Commitments and Contingencies

(a) Operating Lease Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. Certain of these arrangements contain free or escalating rent clauses. The Group recognizes rental expense under such arrangements on a straight-line basis over the lease term. Rental expenses amounting to RMB13,815,974, RMB12,582,318 and RMB15,969,051 during the years ended December 31, 2012, 2013 and 2014, respectively, were charged to the statement of comprehensive loss when incurred.

As of December 31, 2014, future minimum commitments under non-cancelable agreements were as follows:

Years Ending December 31,	RMB	US$
2015	22,501,858	3,626,641
2016	21,450,605	3,457,210
2017	18,894,220	3,045,196
2018	13,235,800	2,133,224
2019	13,162,292	2,121,376
Thereafter	19,611,943	3,160,871
Total	108,856,718	17,544,518

(b) Capital Commitments

As of December 31, 2014, capital commitments relating to leasehold improvement and purchase of equipment were approximately RMB1,438,502.

(c) Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs.